Prepayment and Other Current Assets	9 Months Ended
Sep. 30, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepayment and Other Current Assets
6. Prepayment and Other Current Assets
The following is a summary of prepayment and other current assets as of December 31, 2019 and September 30, 2020:

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Deferred expenses for learning services	48,185	45,238
Prepayment for value-added taxes	18,034	36,739
Prepayment for promotion fees	20,777	27,879
Deferred charges	12,472	27,545
Interest receivable	6,252	17,893
Prepaid sales commission	—	12,098
Prepayment for rental expenses	1,237	7,215
Prepayment for content fees	3,201	3,036
Others	10,733	22,941

Total	120,891	200,584